DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance, beginning of period	$ 1,598,253	$ 7,996,994
Initial recognition of derivative liability	1,655,331	6,470,550
Derivative settlements	(418,322)	(3,218,753)
Loss (gain) on derivative liability valuation	(505,168)	(9,650,538)
Balance, end of period	2,330,094	1,598,253
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance, beginning of period	50,399	27,343
Initial recognition of derivative liability	611,142	2,554,276
Derivative settlements	(32,764)	(133,297)
Loss (gain) on derivative liability valuation	(363,002)	(2,397,923)
Balance, end of period	265,775	50,399
Stock Payable
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance, beginning of period	1,388,809	4,036,176
Initial recognition of derivative liability
Derivative settlements
Loss (gain) on derivative liability valuation	216,779	(2,647,367)
Balance, end of period	1,605,588	1,388,809
Convertible Debt [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance, beginning of period	159,045	3,933,475
Initial recognition of derivative liability	1,044,189	3,916,274
Derivative settlements	(385,558)	(3,085,456)
Loss (gain) on derivative liability valuation	(358,945)	(4,605,248)
Balance, end of period	$ 458,731	$ 159,045